Notes Payable - Schedule of Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Notes payable, gross	$ 1,724,022
Unamortized deferred financing costs	(16,859)	$ (21,349)
Unamortized original issue discount	(25,690)	(31,992)
Net notes payable	1,681,473	1,801,661
Current portion of notes payable	31,606	31,606
Notes Payable - long-term	1,649,867	1,770,055
Notes
Long-Term Debt [Line Items]
Notes payable, gross	350,000	350,000
Unamortized deferred financing costs	(11,359)	(13,436)
Unamortized original issue discount	(4,224)	(4,988)
Net notes payable	334,417	331,576
Current portion of notes payable	0	0
Notes Payable - long-term	$ 334,417	$ 331,576